Pruco Life Insurance Company of New Jersey     Thomas C. Castano
                                               Assistant General Counsel
                                               Law Department

                                               Pruco Life Insurance Company
                                               of New Jersey
                                               213 Washington Street
                                               Newark, NJ 07102-2992
                                               973) 802-4708 fax: (973) 802-9560


                                               March 20, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

         Re: Pruco Life of New Jersey Variable Appreciable Account (File No. 811-3974)

Dear Commissioners:

     On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Variable Appreciable Account (the "Account"), we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2001 has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

1.       Filer/Entity:         AIM Variable Insurance Funds
         Registration No.:     811-07452
         CIK No.:              0000896435
         Accession No.:        0000950129-02-001164
         Date of Filing:       03/08/02

2.       Filer/Entity:         American Century Variable Portfolios, Inc.
         Registration No.:     811-05188
         CIK No.:              0000814680
         Accession No.:        0000814680-02-000008
         Date of Filing:       03/01/02

3.       Filer/Entity:         Dreyfus Investment Portfolios
         Registration No.:     811-08673
         CIK No.:              00001056707
         Accession No.:        0001056707-02-000002
         Date of Filing:       03/01/02

4.       Filer/Entity:         Dreyfus Variable Investment Fund
         Registration No.:     811-05125
         CIK No.:              0000813383
         Accession No.:        0000813383-02-000004
         Date of Filing:       03/07/02

5.       Filer/Entity:         Franklin Templeton Variable Insurance Products
                               Trust
         Registration No.:     811-05583
         CIK No.:              0000837274
         Accession No.:        0000940180-02-000426
         Date of Filing:       02/28/02

6.       Filer/Entity:         Goldman Sachs Variable Insurance Trust
         Registration No.:     811-08361
         CIK No.:              00001046292
         Accession No.:        0000950123-02-001977
         Date of Filing:       02/28/02

7.       Filer/Entity:         INVESCO Variable Investment Fund, Inc.
         Registration No.:     811-08038
         CIK No.:              0000912744
         Accession No.:        0000912744-02-000002
         Date of Filing:       02/27/02

8.       Filer/Entity:         Janus Aspen Series
         Registration No.:     811-07736
         CIK No.:              0000906185
         Accession No.:        0001012709-02-000319
         Date of Filing:       02/20/02

9.       Filer/Entity:         MFS Variable Insurance Trust
         Registration No.:     811-08326
         CIK No.:              0000918571
         Accession No.:        0000950156-02-000059
         Date of Filing:       02/15/02

10.      Filer/Entity:         Oppenheimer Variable Account Funds
         Registration No.:     811-04108
         CIK No.:              0000752737
         Accession No.:        0001110538-02-000046
         Date of Filing:       03/06/02

11.      Filer/Entity:         T. Rowe Price International Series, Inc.
         Registration No.:     811-07145
         CIK No.:              0000918292
         Accession No.:        0000918292-02-000001
         Date of Filing:       02/20/02

12.      Filer/Entity:         The Prudential Series Fund, Inc.
         Registration No.:     811-03623
         CIK No.:              0000711175
         Accession No.:        0000950109-02-001115
         Date of Filing:       03/04/02

     If you have any questions regarding this filing, please contact me at (973) 802-4708.


                                                       Sincerely,

                                                      _/s/______________________
                                                       Thomas C. Castano